SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2019
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,229,375	$2.25	8.82	$1,617
Granted	142,500	2.79	-	-
Exercised	(8,750)	1.26	-	-
Canceled	(47,500)	2.93	-	-

Outstanding at the end of the period	3,315,625	$2.32	8.37	$3,226

Exercisable	1,029,219	$1.63	7.62	$1,712

Schedule of Recognized Stock-based Compensation
During the six months period ended June 30, 2019, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $558, as follows:

	Six months ended June 30,
	2019	2018
	Unaudited

Cost of revenues	$76	$18*	)
Research and development	115	55*	)
Marketing and selling	20	94
General and administrative	347	233
	$558	$400

*) Reclassified